Offerings	Aug. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2028
Amount Registered | shares	800,000
Proposed Maximum Offering Price per Unit	997.22
Maximum Aggregate Offering Price	$ 797,776,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,172.87
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" filed as Exhibit 107 to the registrant's Registration Statement on Form S-3 (File No. 333-297918) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt 5.750% Senior Notes due 2032
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	999.32
Maximum Aggregate Offering Price	$ 599,592,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,803.66
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.250% Senior Notes due 2036
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	986.80
Maximum Aggregate Offering Price	$ 592,080,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 81,766.25
Offering Note	See Note 1.